Document and Entity Information	Jun. 21, 2023
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jun. 21, 2023
Entity Registrant Name	MIND MEDICINE (MINDMED) INC.
Entity Incorporation, State or Country Code	A1
Securities Act File Number	001-40360
Entity Tax Identification Number	98-1582438
Entity Address, Address Line One	One World Trade Center
Entity Address, Address Line Two	Suite 8500
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10007
City Area Code	212
Local Phone Number	220-6633
Title of 12(b) Security	Common Shares
Trading Symbol	MNMD
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001813814
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A is being filed by Mind Medicine (MindMed) Inc. (the “Company”) as an amendment (the “Amendment”) to the Current Report on Form 8-K filed by the Company with the U.S. Securities and Exchange Commission (the “SEC”) on June 27, 2023 (the “Original 8-K”) to announce the preliminary voting results of the Company’s 2023 Annual General Meeting of Shareholders held on June 21, 2023 (the “Annual Meeting”). This Amendment is being filed to disclose the final voting results as certified by First Coast Results, Inc. (the “Independent Inspector of Elections”), the independent inspector of elections for the Annual Meeting.